Concentrations of Credit Risk - Additional Information (Detail)	Mar. 31, 2011	Mar. 31, 2010
Concentration Risk [Line Items]
Geographic concentration of credit risk, with exposure to borrowers	100.00%	100.00%
Western India (including Mumbai)
Concentration Risk [Line Items]
Geographic concentration of credit risk, with exposure to borrowers	46.00%	47.30%